Segment Reporting - Schedule of Revenue in Term of Geographical Locations of Customers (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		$ 25,334,149	$ 38,530,773	$ 45,598,620
Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		15,746,534	22,348,633	23,065,859
Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		5,173,576	11,833,698	16,977,098
Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		4,414,039	4,348,442	5,555,663
Mainland China [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		15,420,976	28,662,637	33,266,314
Mainland China [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		12,333,276	19,316,785	19,677,726
Mainland China [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		3,087,022	9,284,023	13,481,344
Mainland China [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		678	61,829	107,244
Hong Kong SAR [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		3,399,892	3,383,864	3,285,506
Hong Kong SAR [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		1,533,705	1,110,428	797,390
Hong Kong SAR [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		241,470	880,875	1,327,396
Hong Kong SAR [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		1,624,717	1,392,561	1,160,720
Vietnam [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		1,341,305	1,367,085	3,130,339
Vietnam [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		842,890	935,670	1,802,700
Vietnam [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		192,948	266	5,322
Vietnam [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		305,467	431,149	1,322,317
Other Southeast Asian countries [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	[1]	2,267,777	2,041,567	3,364,678
Other Southeast Asian countries [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	[1]	403,617	445,218	516,753
Other Southeast Asian countries [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	[1]	478,117	205,496	861,594
Other Southeast Asian countries [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	[1]	1,386,043	1,390,853	1,986,331
Australia [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		1,141,555	953,161	1,168,191
Australia [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		219,659	4,543	812
Australia [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		921,896	948,618	1,167,379
Australia [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue
United States of America [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		1,304,594	1,560,781	848,789
United States of America [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		57,456	45,701	12,214
United States of America [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		150,004	446,467	47,688
United States of America [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		1,097,134	1,068,613	788,887
Other countries [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		458,050	561,678	534,803
Other countries [Member] | Packaging products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		355,931	490,288	258,264
Other countries [Member] | Corrugated products [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue		102,119	67,953	86,375
Other countries [Member] | Packaging products supply chain management solutions [Member]
Schedule of Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue			$ 3,437	$ 190,164

[1]	Other Southeast Asian countries include Singapore, Indonesia, Malaysia, Philippines and Myanmar.